Summary of Significant Accounting Policies - Schedule of Interest Income and Others (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Interest Income and Others Recognized [Abstract]
Interests on bank deposits	$ 828	$ 135	$ 5
Interests on customers’ overdue	32,996	20,770	29,957
Government subsidies			47,660
Sundry income	3,352	4,307	1,763
Interest income and others	$ 37,176	$ 25,212	$ 79,385